Stock-Based Compensation Plans - Stock-Based Awards (Details) - USD ($) shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Plans
Stock-Based Compensation Plans - Disclosures
Compensation cost	$ 14.4	$ 12.8	$ 25.3	$ 22.2	$ 25.2
Related income tax benefit	2.9	2.5	5.1	4.6	4.3
Capitalized as part of an asset	$ 0.7	$ 0.8	$ 1.1	$ 1.2	$ 1.4
2020 Directors Stock Plan, the 2014 Stock Incentive Plan, the 2014 Directors Stock Plan, the Amended and Restated 2010 Stock Incentive Plan, the 2005 Directors Stock Plan, the Stock Incentive Plan or the Directors Stock Plan
Stock-Based Compensation Plans - Disclosures
Number of shares that will be granted	0.0		0.0